Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 2,829	$ 3,041
Current investments	958	982
Trade receivables	2,144	2,016
Unbilled revenues	777	654
Prepayments and other current assets	827	662
Income tax assets	61
Derivative financial instruments	48	2
Current assets other than asset held for sale	7,644	7,357
Assets held for sale		316
Total current assets	7,644	7,673
Non-current assets
Property, plant and equipment	1,931	1,863
Goodwill	512	339
Intangible assets	100	38
Non-current investments	670	883
Deferred income tax assets	199	196
Income tax assets	914	931
Other non-current assets	282	332
Total non-current assets	4,608	4,582
Total assets	12,252	12,255
Current liabilities
Trade payables	239	107
Derivative financial instruments	2	6
Current income tax liabilities	227	314
Client deposits	4	6
Unearned revenues	406	352
Employee benefit obligations	234	218
Provisions	83	75
Other current liabilities	1,498	1,036
Current liabilities other than liabilities classified as held for sale	2,693	2,114
Liabilities directly associated with assets held for sale		50
Total current liabilities	2,693	2,164
Non-current liabilities
Deferred income tax liabilities	98	82
Employee benefit obligations	6	7
Other non-current liabilities	55	42
Total liabilities	2,852	2,295
Equity
Share capital – ₹5/- ($0.16) par value 4,800,000,000 (2,400,000,000) authorized equity shares, issued and outstanding 4,335,954,462 (2,173,312,301) equity shares fully paid up, net of 20,324,982, (10,801,956) treasury shares each as at March 31, 2019 (March 31, 2018), respectively	339	190
Share premium	277	247
Retained earnings	11,248	11,587
Cash flow hedge reserve	3
Other reserves	384	244
Capital redemption reserve	10	9
Other components of equity	(2,870)	(2,317)
Total equity attributable to equity holders of the company	9,391	9,960
Non-controlling interests	9
Total equity	9,400	9,960
Total liabilities and equity	$ 12,252	$ 12,255